UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust
(Exact name of registrant as specified in charter)
 ________

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778‐8377

Date of fiscal year end: April 30, 2016

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

Exchange Traded Concepts TrusT ROBO GLOBALTM Robotics and Automation Index ETF

Semi-Annual Report

October 31, 2015
(Unaudited)

ROBO GLOBAL™

Robotics and Automation Index ETF

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to the Financial Statements	9
Disclosure of Fund Expenses	17
Supplemental Information	18

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-456-ROBO; and (ii) on the Commission’s website at http://www.sec.gov.

ROBO GLOBAL™

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2015 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Canada — 1.9%
Industrials — 1.9%
ATS Automation Tooling Systems*	94,504	$994,627
MacDonald Dettwiler & Associates	16,027	954,748
Total Canada		1,949,375

China — 1.1%
Information Technology — 1.1%
Hollysys Automation Technologies	51,016	1,091,232
Total China		1,091,232

Finland — 1.1%
Industrials — 1.1%
Cargotec, Cl B	32,636	1,168,790
Total Finland		1,168,790

France — 2.7%
Industrials — 0.9%
Schneider Electric	15,776	959,881

Information Technology — 1.8%
Dassault Systemes	12,198	968,014
Parrot*	18,367	835,915
		1,803,929
Total France		2,763,810

Germany — 8.7%
Consumer Discretionary — 0.7%
Leoni	17,135	702,806

Industrials — 5.1%
Krones	17,890	2,161,993
KUKA	24,579	2,087,665
SLM Solutions Group*	52,678	1,006,704
Siemens	9,924	1,003,078
		6,259,440
Information Technology — 1.9%
Isra Vision	15,569	930,260
Jenoptik	63,689	1,033,506
		1,963,766
Total Germany		8,926,012

Hong Kong — 0.9%
Industrials — 0.9%
Johnson Electric Holdings	258,535	949,061
Total Hong Kong		949,061

Israel — 2.7%
Health Care — 0.9%
Mazor Robotics*	158,541	880,065

Industrials — 0.9%
Elbit Systems	12,096	960,514

Information Technology — 0.9%
Mobileye*	20,022	911,401
Total Israel		2,751,980

Japan — 26.6%
Consumer Discretionary — 1.0%
Denso	21,171	993,331

Health Care — 1.9%
CYBERDYNE*	158,280	1,966,121

Industrials — 15.3%
Aida Engineering	112,851	1,084,791
Daifuku	67,517	1,008,769
Daihen	197,546	990,390
FANUC	12,428	2,219,893
Harmonic Drive Systems	63,269	1,083,188
Mitsubishi Electric	98,644	1,038,143
Nabtesco	102,510	2,074,410
Nachi-Fujikoshi	220,606	998,143
SMC	4,276	1,110,502

The accompanying notes are an integral part of the financial statements.

ROBO GLOBAL™

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2015 (Unaudited) (Continued)

Description	Shares	Fair Value
THK	58,257	$1,108,898
Toshiba Machine	293,669	1,019,659
Yushin Precision Equipment	110,735	2,013,280
		15,750,066
Information Technology — 8.4%
Keyence	4,262	2,245,519
Omron	62,658	2,095,090
Topcon	69,753	1,017,322
Yaskawa Electric	188,649	2,262,068
Yokogawa Electric	86,978	979,516
		8,599,515
Total Japan		27,309,033

Netherlands — 0.8%
Health Care — 0.8%
QIAGEN*	34,617	836,693
Total Netherlands		836,693

Norway — 0.9%
Industrials — 0.9%
Kongsberg Gruppen	60,865	956,658
Total Norway		956,658

South Korea — 0.9%
Information Technology — 0.9%
SFA Engineering	23,035	884,990
Total South Korea		884,990

Sweden — 1.9%
Health Care — 1.0%
Elekta, Cl B	133,948	1,041,964

Industrials — 0.9%
Arcam*	51,889	980,831
Total Sweden		2,022,795

Switzerland — 3.8%
Health Care — 0.8%
Tecan Group	6,298	861,243

Industrials — 2.9%
ABB	106,923	2,024,026
Kardex	13,175	987,039
		3,011,065
Total Switzerland		3,872,308

Taiwan — 6.6%
Industrials — 3.8%
Airtac International Group	168,400	876,664
Hiwin Technologies	358,960	2,006,910
Teco Electric and Machinery	1,130,000	988,556
		3,872,130
Information Technology — 2.8%
Adlink Technology	330,365	891,463
Advantech	137,000	985,399
Delta Electronics	194,000	992,007
		2,868,869
Total Taiwan		6,740,999

United Kingdom — 1.7%
Information Technology — 1.7%
E2V Technologies	255,703	922,111
Renishaw	29,325	855,520
Total United Kingdom		1,777,631

United States — 37.5%
Consumer Discretionary — 1.9%
iRobot*	64,209	1,926,912

Energy — 3.9%
FMC Technologies*	27,714	937,565
Helix Energy Solutions Group*	183,336	1,059,682
Oceaneering International	46,789	1,966,074
		3,963,321
Health Care — 6.2%
Accuray*	369,954	2,478,692
Intuitive Surgical*	3,973	1,972,992
TransEnterix*	380,110	946,474
Varian Medical Systems*	12,323	967,725
		6,365,883
Industrials — 10.8%
Aerovironment*	93,377	2,154,207
Deere	11,918	929,604
John Bean Technologies	23,489	1,053,716
Lincoln Electric Holdings	35,002	2,093,470
Nordson	14,136	1,007,049
Northrop Grumman	5,411	1,015,915
Rockwell Automation	18,341	2,002,104
Teledyne Technologies*	9,746	869,636
		11,125,701

The accompanying notes are an integral part of the financial statements.

ROBO GLOBAL™

Robotics and Automation Index ETF

Schedule of Investments

October 31, 2015 (Unaudited) (Concluded)

Description	Shares	Fair Value
Information Technology— 14.8%
3D Systems*	75,933	$763,886
Atmel	109,356	831,106
Brooks Automation	76,300	842,352
Cognex	54,555	2,051,268
FARO Technologies*	53,605	1,811,313
FLIR Systems	31,872	850,026
Immersion*	80,709	1,047,603
IPG Photonics*	11,848	978,882
Microchip Technology	21,543	1,040,311
National Instruments	32,192	980,890
Nuance Communications*	54,175	919,350
Stratasys*	33,538	855,219
Teradyne	51,615	1,007,525
Trimble Navigation*	54,047	1,229,569
		15,209,300
Total United States		38,591,117

Total Common Stock
(Cost $112,155,244)		102,592,484

Total Investments — 99.8%
(Cost $112,155,244)		$102,592,484

Percentages are based on Net Assets of $102,773,409.

*	Non-income producing security.

Cl — Class

As of October 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2015, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended October 31, 2015, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

ROBO GLOBAL™

Robotics and Automation Index ETF

Statement of Assets and Liabilities

October 31, 2015 (Unaudited)

Assets:
Investments at Cost	$112,155,244
Cost of Foreign Currency	4,812
Investments at Fair Value	$102,592,484
Cash	73,109
Foreign Currency at Value	4,892
Dividends Receivable	185,701
Total Assets	102,856,186

Liabilities:
Advisory Fees Payable	82,777
Total Liabilities	82,777

Net Assets	$102,773,409

Net Assets Consist of:
Paid-in Capital	$116,732,780
Undistributed Net Investment Income	277,777
Accumulated Net Realized Loss on Investments	(4,668,322)
Net Unrealized Depreciation on Investments	(9,562,760)
Net Unrealized Depreciation on Foreign Currency Translations	(6,066)
Net Assets	$102,773,409

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	4,250,000
Net Asset Value, Offering and Redemption Price Per Share	$24.18

The accompanying notes are an integral part of the financial statements.

ROBO GLOBAL™

Robotics and Automation Index ETF

Statement of Operations

For the six month period ended October 31, 2015 (Unaudited)

Investment Income:
Dividend Income	$898,380
Less: Foreign Taxes Withheld	(89,847)
Total Investment Income	808,533

Expenses:
Advisory Fees	545,646
Total Expenses	545,646

Net Investment Income	262,887

Net Realized and Unrealized Gain/Loss on Investments:
Net Realized Loss on Investments(1)	(2,572,150)
Net Realized Gain on Foreign Currency Transactions	385
Net Change in Unrealized Depreciation on Investments	(9,544,159)
Net Change in Unrealized Depreciation on Foreign Currency Translations	(12,152)
Net Realized and Unrealized Loss on Investments	(12,128,076)

Net Decrease in Net Assets Resulting from Operations	$(11,865,189)

(1)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO GLOBAL™

Robotics and Automation Index ETF

Statement of Changes in Net Assets

	Period Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations:
Net Investment Income	$262,887	$302,792
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(2,571,765)	(42,481)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(9,556,311)	2,802,541
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,865,189)	3,062,852

Dividends and Distributions to Shareholders:
Investment Income	—	(201,220)
Net Realized Gains	—	(94,794)
Total Dividends and Distributions to Shareholders	—	(296,014)

Capital Share Transactions:
Issued	7,898,005	46,732,252
Redeemed	(18,589,749)	(29,319,120)
Increase (Decrease) in Net Assets from Capital Share Transactions	(10,691,744)	17,413,132

Total Increase (Decrease) in Net Assets	(22,556,933)	20,179,970

Net Assets:
Beginning of Period	125,330,342	105,150,372
End of Period (Includes Undistributed Net Investment Income of $277,777 and $14,890)	$102,773,409	$125,330,342

Share Transactions:
Issued	300,000	1,750,000
Redeemed	(750,000)	(1,100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(450,000)	650,000

(1)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO GLOBAL™

Robotics and Automation Index ETF

Financial Highlights

Selected Per Share Data & Ratios
For the Period ended October 31, 2015 and year/period ended April 30,
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*		Net Realized and Unrealized Gain (Loss) on Investments		Total from Operations	Distri-butions from Investment Income	Distri-butions from Net Realized Capital Gains	Total Distri-butions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(3)
ROBO-STOXTM Global Robotics and Automation Index ETF
2015††	$26.67	$0.06		$(2.55)		$(2.49)	$—	$—	$—	$24.18	(9.34)%	$102,773	0.95	%(2)	0.46	%(2)	17%
2015	25.96	0.08		0.70		0.78	(0.05)	(0.02)	(0.07)	26.67	3.04	125,330	0.95		0.29		23
2014‡	25.00	—	**	0.96	†	0.96	—	—	—	25.96	3.84	105,150	0.95	(2)	0.02	(2)	8

††	For the six-months period ended October 31, 2015 (unaudited).

‡	Commenced operations on October 21, 2013.

*	Per share data calculated using average shares method.

**	Amount represents less than $0.01.

†

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)	Total return is for the period indicated and has not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

ROBO GLOBAL™

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2015 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven investment portfolios. The financial statements herein are those of the ROBO GLOBAL™ Robotics and Automation Index ETF (the “Fund”). Until August 25, 2015, the Fund was named ROBO-STOXTM Global Robotics and Automation Index ETF. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO GLOBAL™ Robotics and Automation Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. During the period covered by this report, Penserra Capital Management LLC served as interim sub-adviser to the Fund until June 12, 2015, the date on which shareholders approved a new sub-advisory agreement with Vident Investment Advisory, LLC. The Fund commenced operations on October 21, 2013.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

ROBO GLOBAL™

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) — Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2015, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

ROBO GLOBAL™

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Organizational Expenses — All organizational and offering expenses of the Fund were borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statement of Assets and Liabilities or Statement of Operations.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,500, up to a maximum of $2,000. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,500, up to a maximum of $2,000, to the Adviser. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2015:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ROBO GLOBALTM Robotics and Automation Index ETF	50,000	$1,500	$1,209,000	$1,500

ROBO GLOBAL™

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2015 (Unaudited) (Continued)

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. The Sub-Adviser serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreement

Index Management Solutions, LLC or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. The Sub-Adviser was responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser paid the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.075% on the average daily net assets of the Fund, subject to a $15,000 minimum fee. The Sub-Adviser served as the sub-adviser to the Fund until January 15, 2015.

Interim Investment Advisory and Sub-Advisory Agreements

On January 15, 2015, the Adviser underwent a change in control as a result of a change in control of its direct controlling shareholder, Yorkville ETF Holdings LLC (the “Transaction”). The Transaction resulted in the assignment and automatic termination of the Advisory Agreement with the Adviser. Further, the sub-advisory agreement between the Adviser and the Index Management Solutions, LLC (“Former Sub-Adviser”), by its terms, automatically terminated upon the termination of the Advisory Agreement. On December 19, 2014, in anticipation of the Transaction, the Fund’s Board approved an interim advisory agreement with the Adviser (the “Adviser Interim Agreement”), which is substantially identical to the agreement that terminated, with the exception of different effective and termination dates and providing that the Adviser’s fee (which did not change) be placed in escrow until a new agreement is approved by shareholders. In addition, the Fund’s Board approved an interim sub-advisory agreement with Penserra Capital Management LLC (“Penserra”), which acted as the Fund’s sub-adviser during the interim period (the “Penserra Interim Agreement” and, together with the Adviser Interim Agreement, the “Interim Agreements”). The Penserra Interim Agreement is substantially identical to the terminated agreement with the Former Sub-Adviser, with the exception of the parties and the effective and termination dates. The Fund was managed by the Adviser and Penserra under the Interim Agreements until new advisory agreements were approved by the Fund’s shareholders. Neither the Transaction nor the InterimAgreements resulted in changes to the Fund’s investment objective or strategies, fees charged to the Fund or services provided, except that Penserra replaced the Fund’s Former Sub-Adviser. Proposals to approve new advisory agreements were submitted for shareholder approval, and approved, at a special meeting of shareholders held on June 12, 2015.

ROBO GLOBAL™

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2015 (Unaudited) (Continued)

3. AGREEMENTS (continued)

New Sub-Advisory Agreement

Effective June 12, 2015, Vident Investment Advisory, LLC (“Vident”) or the Sub-Adviser, a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, became the Fund’s new sub-adviser after Fund shareholders approved a sub-advisory agreement between the Adviser and Vident, on behalf of the Fund. Vident replaced Penserra, which had served as the Fund’s interim sub-adviser as discussed above. Vident is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee. Prior to June 12, 2015 during the period covered by this report, under the Penserra Interim Agreement, the Adviser paid Penserra a fee calculated daily and paid monthly, at an annual rate of 0.055% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended October 31, 2015, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the adviser or the Administrator.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2015, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO GLOBALTM Robotics and Automation Index ETF	$19,371,560	$25,065,925

ROBO GLOBAL™

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2015 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS (continued)

For the period ended October 31, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO GLOBALTM Robotics and Automation Index ETF	$—	$3,424,164	$1,695,762

There were no purchases or sales of long-term U.S. Government securities by the Fund.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

During the year ended April 30, 2015, the Fund realized $1,895,013 of net capital gains resulting from in-kind redemptions in which shareholders exchanged fund shares for securities held by the Fund rather than cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the year ended April 30, 2015 and period ended April 30, 2015 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
ROBO GLOBALTM Robotics and Automation Index ETF
2015	$296,014	$—	$—	$296,014
2014	—	—	—	—

As of April 30, 2015, the components of tax basis accumulated losses were as follows:

ROBO GLOBALTM Robotics and Automation Index ETF
Capital Loss Carryforwards	$(58,480)
Post-October Losses	(1,469,828)
Unrealized Appreciation/(Depreciation) on Investments	(553,320)
Temporary differences	(12,554)
Total Accumulated Losses	$(2,094,182)

Post October losses represent losses realized on investment transactions from November 1, 2014 through April 30, 2015 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

ROBO GLOBAL™

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2015 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of April 30, 2015, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Post- Enactment Capital Loss Carryforwards
ROBO GLOBALTM Robotics and Automation Index ETF	$58,480	$—	$58,480

For Federal income tax purposes, the cost of securities owned at October 31, 2015, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2015, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
ROBO GLOBALTM Robotics and Automation Index ETF	$112,155,244	$6,543,113	$(16,105,873)	$(9,562,760)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities or in depositary receipts of the Index, which reflects the performance of a portfolio holding robotics-related and/or automation-related companies.

Robotics and Automation Companies Risk: The Fund invests primarily in the equity securities of robotics and automation companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Robotics and Automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

ROBO GLOBAL™

Robotics and Automation Index ETF

Notes to Financial Statements

October 31, 2015 (Unaudited) (Concluded)

6. RISKS OF INVESTING IN THE FUND (continued)

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

7. OTHER

At October 31, 2015, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

ROBO GLOBAL™

Robotics and Automation Index ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO GLOBALTM Robotics and Automation Index ETF
Actual Fund Return	$ 1,000.00	$ 906.60	0.95%	$ 4.55
Hypothetical 5% Return	$ 1,000.00	$ 1,020.36	0.95%	$ 4.82

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the one-half year period shown).

ROBO GLOBAL™

Robotics and Automation Index ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.roboglobaletfs.com.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway

Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004-2541

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

ROB-SA-001-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garett Stevens
J. Garrett Stevens, Trustee and President

Date: January 4, 2016

By (Signature and Title)	/s/ James J. Baker Jr.
James J. Baker, Jr., Treasurer

Date: January 4, 2016